SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
SHAREHOLDERS' EQUITY	SHAREHOLDERS’ EQUITY
As of December 31, 2024 and 2023, the authorized share capital of the Company was comprised of an unlimited number of (i) Subordinate Voting Shares, (ii) Restricted Voting Shares, (iii) Limited Voting Shares, (iv) Multiple Voting Shares and (v) Preferred Shares.
Multiple Voting Shares
The Company is authorized to issue an unlimited number of Multiple Voting Shares without nominal or par value. Holders of Multiple Voting Shares are entitled to receive notice of any meeting of shareholders of the Company, and to attend, vote and speak at such meetings, except those meetings at which only holders of a specific class of shares are entitled to vote separately as a class under the Business Corporations Act (British Columbia). On all matters upon which holders of Multiple Voting Shares are entitled to vote, each Multiple Voting Share entitles the holder thereof to 50 votes per Multiple Voting Share. Multiple Voting Shares are not entitled to dividends and are not convertible. The Multiple Voting Shares had a three (3)-year sunset period that would have expired on June 29, 2024. At the annual general and special meeting of the shareholders of the Company held on June 23, 2023, shareholders passed a special resolution to amend the Articles to extend the “sunset” date for the Multiple Voting Shares to June 29, 2027, upon which they will be automatically redeemed for $0.001 per Multiple Voting Share.
Equity Shares
The holders of each class of Equity Shares are entitled to receive notice of, to attend (if applicable, virtually) and to vote at all meetings of shareholders of the Company, except that they are not able to vote (but are entitled to receive notice of, to attend and to speak) at those meetings at which the holders of a specific class are entitled to vote separately as a class under the Business Corporations Act (British Columbia) and except that holders of Limited Voting Shares are not entitled to vote for the election of directors of the Company. The Subordinate Voting Shares and Restricted Voting Shares carry one vote per share on all matters. The Limited Voting Shares carry one vote per share on all matters except the election of directors, as the holders of Limited Voting Shares do not have any entitlement to vote in respect of the election for directors of the Company.
In the case of liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary, or in the event of any other distribution of assets of the Company among its shareholders for the purpose of winding up its affairs, the holders of Equity Shares are entitled, subject to the prior rights of the holders of any shares of the Company ranking in priority to the Equity Shares (including any liquidation preference on any issued and outstanding Multiple Voting Shares and/or Preferred Shares), to participate ratably in the Company’s remaining property along with all holders of the other classes of Equity Shares (on a per share basis).
Exchangeable Shares of MPB Acquisition Corp.
Exchangeable Shares are part of the authorized share capital of MPB Acquisition Corp. (“MPB”), a wholly-owned subsidiary of the Company, which entitle their holders to rights that are comparable to those rights attached to the Equity Shares. The Exchangeable Shares carry one vote per share, and the aggregate voting power of the Exchangeable Shares must not exceed 49.9% of the total voting power of all classes of shares of MPB. Until a holder exchanges its Exchangeable Shares for Equity Shares, the holder of such Exchangeable Shares will not have the right to vote at meetings of the shareholders of the Company, though it will have the right to vote at meetings of the shareholders of MPB, including with respect to altering the rights of holders of any of the Exchangeable Shares, or if MPB decides to take certain actions without fully protecting the holders of any of the Exchangeable Shares, or as otherwise required by law. The Exchangeable Shares are exchangeable at any time, on a one-for-one basis, for the Equity Shares at the option of the holder.
The Company treats the Exchangeable Shares as options, each with a value equal to an Equity Share, which represents the holder’s claim on the equity of the Company. Pursuant to the terms of the Exchangeable Shares, the Company and MPB are required to maintain the economic equivalency of such Exchangeable Shares with the publicly traded Equity Shares of the Company. This means the Exchangeable Shares are required to share the same economic benefits and retain the same proportionate ownership in the assets of the Company as the holders of the Equity Shares. The Company has presented these Exchangeable Shares as a part of shareholders’ equity within these Consolidated Financial Statements due to (i) the fact that they are economically equivalent to the Equity Shares, and (ii) the holders of the Exchangeable Shares are subject to restrictions on transfer under U.S. securities laws but may dispose of the Exchangeable Shares without such restriction by exchanging them for Equity Shares. Changes in these assumptions would affect the presentation of the Exchangeable Shares from shareholders’ equity to non-controlling interests; however, there would be no impact on earnings per share.
Preferred Shares of GH Group, Inc.
The authorized total number of preferred shares (the “GH Group Preferred Shares”) of GH Group is 50,000,000 of which 45,000,000 shares were designated as shares of Series A Preferred Stock (“GH Group Series A Preferred”), 55,000 shares are designated as shares of Series B Preferred Stock (“GH Group Series B Preferred”), 5,000 shares are designated as shares of Series C Preferred Stock (“GH Group Series C Preferred”) and 15,000 shares are designated as shares of Series D Preferred Stock (“GH Group Series D Preferred”). GH Group Series A Preferred shares were fully redeemed or converted prior to December 31, 2022 and are no longer outstanding. Holders of the GH Group Preferred Shares are entitled to receive notice of and attend any meeting of the shareholders of GH Group but are not entitled to vote. The GH Group Preferred Shares do not carry any voting rights and are not convertible. In the event of a liquidation, voluntary or involuntary, dissolution or winding-up of GH Group, the holders of outstanding GH Group Preferred Shares are entitled to be paid out of the assets of GH Group available for distribution to it stockholders, before any payment shall be made to the holders of GH Group common stock, of which holders of GH Group Series B Preferred are to receive payment prior to holders of GH Group Series C Preferred and GH Group Series D Preferred. GH Group has the right to redeem all or a portion of the GH Group Preferred Shares from a holder for an amount equal to the liquidation value and all unpaid accrued and accumulated dividends.
The GH Group Series B Preferred and the GH Group Series C Preferred carry a 20% cumulative dividend rate, which increases by 2.5% annually after the second anniversary and until the 54-month anniversary of the initial issuance. The GH Group Series D Preferred carry a 15% cumulative dividend rate, which increases by 5% following the fifth anniversary of the original issuance. Dividends are payable if and when declared by GH Group’s board of directors.
There were 49,969 shares of the GH Group Series B Preferred issued and outstanding as of December 31, 2024 and 2023; there were 5,000 shares of the GH Group Series C Preferred issued and outstanding as of December 31, 2024 and 2023; and there were 15,000 shares of the GH Group Series D Preferred issued and outstanding as of December 31, 2024 and 2023. In accordance with the provisions above, the Company recorded dividends to the holders of the GH Group Preferred Shares in the amount of $16.0 million and $12.7 million for the years ended December 31, 2024 and 2023, respectively.
At-The-Market Program
The Company commenced the at-the-market distribution program (the “ATM Program”) in December 2024 by means of a prospectus supplement dated December 2, 2024 (the "Prospectus Supplement") to its short form base shelf prospectus dated May 16, 2024 (the "Shelf Prospectus") with the securities regulatory authorities in all provinces and territories of Canada in connection with the ATM program. The ATM Program is pursuant to the terms of an equity distribution agreement dated November 13, 2024 (the “Equity Distribution Agreement”) with ATB Securities Inc. and Canaccord Genuity Corp., pursuant to which, the Company may from time to time sell up to $25 million of its Subordinate Voting Shares, Restricted Voting Shares and Limited Voting Shares (collectively, the “Equity Shares”) under the ATM Program.
Non-Controlling Interests
Non-controlling interests represent equity interests owned by parties that are not shareholders of the ultimate parent. The share of net assets attributable to non-controlling interests is presented as a component of equity. Their share of net income or loss is recognized directly in equity. Changes in the parent company’s ownership interest that do not result in a loss of control are accounted for as equity transactions.
The Company recorded income attributable to a non-controlling interest during the years ended December 31, 2024 and 2023, of $202 thousand and $209 thousand, respectively. The value of the equity issuances issued to non-controlling interest members were determined using the estimated fair value of the equity of the Company.
Share and Equity Transactions During the Year Ended December 31, 2023
During the year ended December 31, 2023, the Company through its subsidiary, GH Group, closed on a private placement financing of 300 GH Group Series C Preferred Shares with an aggregate face value of $300 thousand. In conjunction with these transactions, the Company issued 60,000 Company warrants. The warrants have an exercise price of $5.00 per warrant which expire in August 2027. The Company recorded the fair value of the Series C Preferred Shares in the amount of $216 thousand, which is net of the value allocated to the newly issued warrants of $84 thousand. The Series C Preferred Shares are accounted for as mezzanine non-controlling interest as the Series C Preferred Shares redemption feature is not in the sole control of the Company. The Series C Preferred Shares were accreted by accrued but unpaid dividends and were therefore adjusted to their redemption value as of December 31, 2023 with an adjustment of $84 thousand.
During the year ended December 31, 2023, the Company issued 1,300,006 Equity Shares in relief of the shares payable as contractually required. Accordingly, the Company reclassified $4.4 million of shares payable to equity. See Note 11 – Contingent Shares Payable and Earnout Liabilities for further disclosure.
During the year ended December 31, 2023, the Company issued 271,063 shares in payment of $1.3 million of accrued interest on convertible debentures.
During the year ended December 31, 2023, the Company through its subsidiary, GH Group, closed on a private placement financing of 15,000 GH Group Series D Preferred Shares with an aggregate face value of $15 million. In conjunction with these transactions, the Company issued 3,000,000 Company warrants. The warrants have an exercise price of $6.00 per warrant and expire in August 2028. The Company recorded the fair value of the Series D Preferred Shares in the amount of $9.3 million, which is net of the value allocated to the newly issued warrants of $5.7 million. The Series D Preferred Shares are accounted for as mezzanine non-controlling interest as the Series D Preferred Shares redemption feature is not in the sole control of the Company. The Series D Preferred Shares were accreted by accrued but unpaid dividends and were therefore adjusted to their redemption value as of December 31, 2023 with an adjustment of $5.7 million.
Share and Equity Transactions During the Year Ended December 31, 2024
During the year ended December 31, 2024, the Company issued 190,575, 107,379 and 167,843 Equity Shares in relief of deferred Equity Shares payable as contractually required for the fiscal year 2022 acquisitions of Natural Healing Center, LLC, NHC Lemoore, LLC and NHC-MB LLC, respectively. Accordingly, the Company reclassified $3.8 million of shares payable to equity.
During the year ended December 31, 2024, the Company issued 135,489 Equity Shares valued at $0.3 million to various individuals for the exercise of warrants.
During the year ended December 31, 2024, certain holders of Exchangeable Shares exchanged 1,937,049 Exchangeable Shares for 1,936,085 Equity Shares.
During the year ended December 31, 2024, the Company issued 2,603,040 Equity Shares to various individuals for the conversion of Restricted Stock Units.
During the year ended December 31, 2024, the Company issued 838,398 Equity Shares valued at $1.9 million to various individuals for the exercise of stock options.
During the year ended December 31, 2024, the Company issued 286,406 Equity Shares valued at $2.7 million as settlement for the fiscal year 2023 bonus.
During the year ended December 31, 2024, the Company issued 1,433,810 Equity Shares valued at $2.8 million as settlement for vested GH Group non-qualified options.
During the year ended December 31, 2024, the Company issued 191,411 shares in payment of $1.3 million of accrued interest on convertible debentures.
During the year ended December 31, 2024, the Company issued 10,000 shares under the ATM Program at an average price of $6.72 per share for gross proceeds of $67 thousand. The Company received net proceeds of $66 thousand after paying commissions of $1 thousand to the sales agent for the 2024 ATM Program. The share issuance costs have been presented net within additional-paid in capital.
Variable Interest Entity
The below table summarizes information for entities the Company has concluded to be VIEs as the Company possesses the power to direct activities through various agreements. Through these agreements, the Company can significantly impact the VIE and thus holds a controlling financial interest. This information represents amounts before intercompany eliminations.
The aggregate balances of the VIE included in the accompanying Consolidated Balance Sheets and Consolidated Statements of Operations were as follows below as of and for the years ended December 31, 2024 and 2023 (in thousands):

	December 31,
	2024	2023
Current Assets	$306	$181
Non-Current Assets	4,333	4,216
Total Assets	$4,639	$4,397

Current Liabilities	$33	$2
Non-Current Liabilities	234	238
Total Liabilities	$267	$240

Revenues, Net	$240	$240
Net Income Attributable to Non-Controlling Interest	$129	$140